Employee benefits - Labor expenses - Components - Tabular disclosure (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee	Dec. 31, 2017 EUR (€) employee
Employee benefits [abstract]
Average number of employees (full-time equivalents) | employee	135,619	135,943	138,038
Wages and employee benefit expenses	€ (8,240)	€ (8,828)	€ (8,402)
o/w wages and salaries	(6,199)	(6,017)	(5,986)
o/w social security charges	(2,079)	(2,068)	(2,121)
o/w French part-time for senior plans	6	(773)	(310)
o/w capitalized costs	848	842	839
o/w other labor expenses	(816)	(812)	(824)
Employee profit sharing	(181)	(180)	(183)
Share-based compensation	(73)	(66)	11
Total employee benefits expense	(8,494)	(9,074)	(8,574)
Net interest on the net defined liability in finance costs	(20)	(16)	(21)
Actuarial (gains)/losses in other comprehensive income	€ (109)	€ 45	€ 16